Share-based Compensation Expense - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Sep. 30, 2021	May 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 29, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years
Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted								1,295,362
Vesting period								4 years
Term of options from the date of grant		6 years 6 months	7 years 3 months 18 days
Intrinsic value of stock options exercised during the period								$ 3,174	$ 618
Number of options awarded								66,616
Starry, Inc [Member] | Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options awarded								0
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of payroll deduction						20.00%
Nonvoting Common Stock [Member] | Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares available to issue under plan		17,439,160						17,439,160
Maximum [Member] | Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of options from the date of grant								10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition						4 years
Grant-date fair value of the RSUs						$ 1.47
Share-based compensation expense	$ 4,034
Unrecognized share-based compensation expense						$ 2,638
Weighted-average period						1 year 1 month 6 days
Restricted Stock Units (RSUs) [Member] | Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition								4 years
Grant-date fair value of the RSUs		$ 7.99						$ 7.99
Share-based compensation expense								$ 0
Unrecognized share-based compensation expense		$ 6,536						$ 6,536
Weighted-average period								3 years 3 months 18 days
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted						0	5,141,000
Share-based compensation expense						$ 627	$ 578
Unrecognized share-based compensation expense						$ 2,750
Weighted-average period						2 years 6 months
Vesting period						4 years
Estimated Grant Date Fair Value of Options Granted						$ 0	$ 1,927
Stock Option [Member] | Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								$ 1,310	$ 960
Unrecognized share-based compensation expense		$ 3,236						$ 3,236
Weighted-average period								2 years 4 months 24 days
Service Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years
2014 Plan Member | Nonvoting Common Stock [Member] | Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares available to issue under plan		2,201,635						2,201,635
2014 Plan Member | Maximum [Member] | Nonvoting Common Stock [Member] | Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares allowing for grant											10,813,498
Starry Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of restricted stock units, granted					736,315
Starry Stock Plan | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of restricted stock units, granted				82,697
Starry Stock Plan | Restricted Stock Units (RSUs) [Member] | Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of restricted stock units, granted				82,697	736,315
Equity Incentive Plan | Maximum [Member] | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares allowing for grant										22,775,288
Equity Incentive Plan | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of restricted stock units, granted						8,934,371
Equity Incentive Plan | Service Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense						$ 36,670
Weighted-average period						3 years 9 months 18 days
Estimated Grant Date Fair Value of Other than Options Granted						$ 36,708